SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) (Customer relationships)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimate useful life of intangible assets	13 years	13 years